SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Detail) - Reserves for uncollectible accounts - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Movement in Valuation Allowances and Reserves [Roll Forward]
Balances at Beginning of Year		$ 38,636	$ 34,420	$ 30,998
Charges to Costs and Expenses		5,878	6,146	3,436
Deductions from Reserves	[1]	2,179	1,930	14
Balances at End of Year		$ 42,335	$ 38,636	$ 34,420

[1]	Deductions from reserves include write-off of uncollectible accounts, net of recoveries of accounts previously written-off.